Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Line Items]
Interest cost for defined benefits plan	$ 37,907	$ 29,735		$ 29,929
Interest income from the plan assets	(78)	(164)		(206)
Losses from remeasurement of defined benefit plans	4,941	29,399	[1]	29,062	[1]
Other Comprehensive Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Current service cost for defined benefits plan	4,074	3,704		10,833
Interest cost for defined benefits plan	112,196	87,079		86,403
Interest income from the plan assets	(79,193)	(62,649)		(58,695)
Past service cost	5,923	2,601		(1)
Interest cost on asset ceiling components	4,305	5,141		5,528
Expenses recognized in Profit or Loss	47,305	35,876		44,068
Losses from remeasurement of defined benefit plans	4,941	29,399		29,062
Total expense recognized in Comprehensive Income	$ 52,246	$ 65,275		$ 73,131

[1]	As Restated